Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,585,793)	$ (3,147,134)	$ (3,948,097)	$ (1,421,172)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization expense	37,036	6,968	10,649	4,189
Stock-based compensation	84,190	914,426	936,354
Realized gain on short-term investments	(121,765)		(20,662)
Non-cash transaction fees	764
Impairment loss		52,363	52,363
Change in operating assets and liabilities:
Accounts receivable	8		(8)
Prepaid expenses and other current assets	(61,477)	(79,319)	(24,732)	(400)
Accounts payable	113,406	(65,967)	(29,930)	148,761
Accrued expenses	19,089	10,966	43,471	8,197
Deferred revenue	2,376
NET CASH USED IN OPERATING ACTIVITIES	(2,512,166)	(2,307,697)	(2,980,592)	(1,260,425)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investments	(2,096,293)	(3,491,242)	(3,491,242)
Purchase of marketable equity securities	(199,998)
Proceeds from sale of short-term investments	3,312,205		1,015,000
Increase in capitalized internal-use software development costs	(23,310)	(24,625)	(56,971)
Purchase of intangible asset	(150,000)			(62,836)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	842,604	(3,515,867)	(2,533,213)	(62,836)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of common stock units	159,060	5,958,470	5,958,470
Proceeds from exercise of pre-funded warrants	521
Proceeds from sale of pre-funded warrants	2,897,924
Proceeds from induced exercise of warrants	2,834,843
Proceeds from subscriptions receivable				37,500
Payment of deferred offering costs				(112,599)
Purchase and cancellation of treasury shares	(19,602)	(49,710)	(99,736)
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,872,746	5,908,760	5,858,734	(75,099)
NET INCREASE (DECREASE) IN CASH	4,203,184	85,196	344,929	(1,398,360)
CASH, beginning of period	1,024,710	679,781	679,781	2,078,141
CASH, end of period	5,227,894	764,977	1,024,710	679,781
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Reclassification of deferred offering costs to equity		202,599	202,599
Unrealized (loss) income on short-term investments	(82,486)	79,646
Unrealized gain on short-term investments	(82,486)	79,646	95,785
Increase in digital currency and accounts payable		$ 808	801
Deferred offering costs in accounts payable				$ 90,000